Note 11 - Capital Leased Assets and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Prepaid Lease Rentals [Table Text Block]
	December 31, 2016	December 31, 2017
Prepaid lease rentals	$40,811	$60,422
Additions	26,390	-
Less: Amortization of prepaid lease rentals	(6,779)	(8,752)
Prepaid lease rentals	$60,422	$51,670
Less: current portion	(8,752)	(8,752)
Non-current portion	$51,670	$42,918

Finance Lease Obligations [Table Text Block]
Year ending December 31,	Amount
2018	$49,798
2019	49,798
2020	49,895
2021	49,798
2022	49,798
2023 and thereafter	203,540
Total	$452,627
Less: Amount of interest ( MSC Azov , MSC Ajaccio , MSC Amalfi , Leonidio and Kyparissia )	(76,216)
Total lease payments	$376,411
Less: Financing costs, net	(4,205)
Total lease payments, net	$372,206

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2016	December 31, 2017
Capital lease obligation – current	$29,761	$33,753
Less: current portion of financing costs	(702)	(879)
Capital lease obligation – non-current	334,074	342,658
Less: non-current portion of financing costs	(2,878)	(3,326)
Total	$360,255	$372,206